Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	Cook & Bynum Funds Trust
Central Index Key	0001459065
Amendment Flag	false
Document Creation Date	Jan. 27, 2015
Document Effective Date	Jan. 28, 2015
Prospectus Date	Jan. 28, 2015
The Cook & Bynum Fund | The Cook & Bynum Fund
Risk/Return:
Trading Symbol	COBYX